Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant and Timing of Certain Equity Awards
The Company has not granted stock options, or share appreciation rights, since 2019 and therefore does not have a formal policy regarding the timing of such awards in relation to our disclosure of material non-public
information. Although we do not have a formal policy with respect to the timing of such long-term incentive awards, we generally approve annual equity awards on a consistent and pre-determined
schedule, aligned with the Compensation Committee’s first regular meeting in February each year, after we have issued our earnings release announcing our fourth quarter and full-year financial results.
Occasionally, in connection with specific circumstances, we also may issue off-cycle
grants of equity-based compensation to executives who join the Company or are promoted during the year. The timing of any equity-based grants to executive officers in connection with new hires, promotions, or otherwise is tied to the event giving rise to the award. As a result, in all cases, the timing of such equity-based grants is independent of the release of any material non-public
information. The Company has never granted, and has no plans to grant, any equity-based compensation to current or new employees in anticipation of the release of material non-public
information, and we do not accelerate or delay the release of material non-public
information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Method	long-term incentive awards
Award Timing Predetermined	true
Award Timing MNPI Considered	false